Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment and geographic information
Net revenue		¥ 348,777	¥ 339,415	¥ 709,581	¥ 688,443
Unrealized gain (loss) on investments in equity securities held for operating purposes		2,716	7,580	2,735	(2,968)
Consolidated net revenue	[1]	351,493	346,995	712,316	685,475
Non-interest expenses		268,454	265,221	551,834	540,936
Unrealized gain on investments in equity securities held for operating purposes
Consolidated non-interest expenses		268,454	265,221	551,834	540,936
Income before income taxes		80,323	74,194	157,747	147,507
Unrealized gain (loss) on investments in equity securities held for operating purposes		2,716	7,580	2,735	(2,968)
Consolidated income before income taxes		¥ 83,039	¥ 81,774	¥ 160,482	¥ 144,539

[1]	There is no revenue derived from transactions with a single major external customer.